Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Sep. 03, 2024	Jul. 01, 2022
Tuva Knutsen
Acquisitions
Purchase consideration	$ 31,557
Less: Fair value of net assets acquired:
Vessels and equipment	125,161
Cash	1,782
Inventories	285
Derivatives assets	1,773
Others current assets	1,101
Long-term debt	(69,038)
Deferred debt issuance	404
Trade accounts payable	(249)
Accrued expenses	(1,419)
Amounts due to related parties	(615)
Contract liabilities: Unfavorable contract rights	(27,628)
Subtotal	$ 31,557
Synnve Knutsen
Acquisitions
Purchase consideration		$ 37,907
Less: Fair value of net assets acquired:
Vessels and equipment		119,119
Cash		5,702
Inventories		291
Derivatives assets		958
Others current assets		211
Amounts due from related parties		53
Long-term debt		(87,661)
Deferred debt issuance		592
Trade accounts payable		(160)
Accrued expenses		(694)
Amounts due to related parties		(503)
Contract liabilities: Unfavorable contract rights		(1)
Subtotal		$ 37,907